UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09141

Eaton Vance Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	November 30

Date of Reporting Period:	February 29, 2008

Item 1. Schedule of Investments

Eaton Vance Municipal Income Trust	as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 172.4%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.3%
$2,950	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$2,791,821
		$2,791,821
Education — 5.6%
$9,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32 (1)	$8,987,355
3,430	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	3,120,477
		$12,107,832
Electric Utilities — 12.9%
$6,500	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	$6,636,110
1,300	Brazos River Authority, TX, Pollution Control Revenue (Texas Energy Co.), (AMT), 5.40%, 5/1/29	1,006,174
2,000	Brazos River Authority, TX, Pollution Control Revenue (Texas Energy Co.), (AMT), 6.75%, 4/1/38	1,932,820
3,550	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	3,560,117
7,250	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	7,606,120
3,400	Pennsylvania Economic Development Financing Authority, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	3,367,564
2,550	Pennsylvania Economic Development Financing Authority, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	2,525,673
1,000	Pennsylvania Economic Development Financing Authority, (Reliant Energy, Inc.), Series A, (AMT), 6.75%, 12/1/36	999,230
		$27,633,808
Escrowed/Prerefunded — 6.9%
$3,000	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (2)	$3,718,470
5,000	Illinois Health Facility Authority, (Loyola University Health System), Prerefunded to 7/1/11, 6.00%, 7/1/21	5,420,750
1,400	Mesquite, TX, Health Facilities Authority, (Christian Retirement Facility), Prerefunded to 2/15/10, 7.625%, 2/15/28	1,533,490
2,234	New York, Prerefunded to 6/1/13, 5.25%, 6/1/28 (1)	2,430,050
1,290	Tobacco Settlement Financing Corp., NJ, Prerefunded to 6/1/13, 6.75%, 6/1/39	1,490,053
135	Willacy County, TX, Local Government Corp., Escrowed to Maturity, 6.00%, 3/1/09	139,026
		$14,731,839
General Obligations — 1.6%
$2,485	California, (AMT), 5.05%, 12/1/36	$2,166,249
1,366	New York City, NY, 5.25%, 6/1/28 (1)	1,350,850
		$3,517,099
Health Care-Miscellaneous — 0.9%
$386	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36 (2)	$395,677
1,019	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.25%, 12/1/36 (2)	1,045,969
387	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36 (2)	397,297
		$1,838,943
Hospital — 12.1%
$600	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$531,996
1,260	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,038,946
1,200	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,078,800

$800	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$802,496
975	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	977,779
6,000	Henderson, NV, Health Care Facility, 5.625%, 7/1/24	6,028,020
2,000	Knox County Health, TN, Educational & Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	288,100
5,000	Knox County Health, TN, Educational & Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	675,000
7,590	Knox County Health, TN, Educational & Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	848,790
900	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), Prerefunded to 5/15/26, 5.50%, 5/15/32	957,204
2,575	Louisiana Public Facilities Authority, (Tuoro Infirmary), 5.625%, 8/15/29	2,288,917
2,000	Martin County, MN, (Fairmont Community Hospital Association), 6.625%, 9/1/22	2,037,460
500	Mecosta County, MI, General Hospital, 5.75%, 5/15/09	500,560
2,500	Mecosta County, MI, General Hospital, 6.00%, 5/15/18	2,459,525
785	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	718,542
5,000	North Central, TX, Health Facility Development Corp., (Baylor Healthcare System), 5.125%, 5/15/29	4,648,300
		$25,880,435
Housing — 14.9%
$2,420	Capital Trust Agency, FL, (Atlantic Housing Foundation), 5.35%, 7/1/40	$2,013,392
4,000	Centerline Equity Issuer Trust, TN, 6.00%, 4/30/19 (2)	4,208,480
4,000	Centerline Equity Issuer Trust, TN, 6.625%, 6/30/09 (2)	4,162,320
2,115	Colorado Housing and Finance Authority, (Birchwood Manor Project), (AMT), 5.50%, 9/20/36	1,968,515
1,425	Fairfax County, VA, Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	1,187,923
3,045	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	3,398,951
1,655	Lake Creek, CO, Affordable Housing Corp., Multifamily, 7.00%, 12/1/23	1,657,251
4,000	Muni Mae Tax-Exempt Bond, LLC, 6.875%, 6/30/49 (2)	4,154,800
2,750	North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	2,683,835
3,395	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	3,412,314
3,300	Texas Student Housing Corp., (University of Northern Texas), 6.75%, 7/1/16	3,145,197
		$31,992,978
Industrial Development Revenue — 24.5%
$1,731	ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,594,027
1,522	Broward County, FL, Industrial Development Revenue, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	1,455,722
1,300	California Pollution Control Financing Authority, (Solid Waste Disposal), (AMT), 5.40%, 4/1/25	1,185,522
12,000	Cartersville, GA, Development Authority Sewer and Solid Waste Disposal Facility, (Anheuser-Busch Cos., Inc.), (AMT), 5.50%, 3/1/44	10,724,760
3,370	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	2,614,176
2,955	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	2,489,469
1,220	Effingham County, GA, (Solid Waste Disposal), (Fort James), (AMT), 5.625%, 7/1/18	1,060,107
2,500	Gulf Coast, TX, Waste Disposal Authority, (Valero Energy Corp.), (AMT), 5.70%, 4/1/32	2,235,775
6,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	5,292,540
1,300	New York City, NY, Industrial Development Agency, (American Airlines, Inc.), (AMT), Variable Rate, 7.75%, 8/1/31	1,348,295
6,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), (AMT), Variable Rate, 8.00%, 8/1/28	6,346,140
3,500	New York City, NY, Industrial Development Agency, (JFK International Airport), (AMT), 8.50%, 8/1/28	3,691,625

$4,350	Phoenix, AZ, Industrial Development Agency, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	$3,976,378
2,110	Savannah, GA, Economic Development Authority, (Intercat-Savannah), (AMT), 7.00%, 1/1/38	1,982,303
7,500	St. John, LA, Baptist Parish Revenue, (Marathon Oil Corp.), 5.125%, 6/1/37	6,566,025
		$52,562,864
Insured-Electric Utilities — 0.6%
$1,350	Wamego, KS, Pollution Control Revenue, (MBIA), 5.30%, 6/1/31	$1,309,527
		$1,309,527
Insured-General Obligations — 12.0%
$10,500	California, (FGIC), 5.25%, 9/1/30 (1)	$11,097,870
9,990	Puerto Rico, (AGC), 5.50%, 7/1/29 (1)	10,255,734
4,000	Puerto Rico, (FSA), Variable Rate, 11.337%, 7/1/27 (2) (3)	4,468,920
		$25,822,524
Insured-Hospital — 8.5%
$16,820	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/25	$5,805,759
19,165	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/26	6,148,899
8,590	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/27	2,577,773
500	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/38	453,805
3,555	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/47	3,156,342
		$18,142,578
Insured-Lease Revenue/Certificates of Participation — 1.7%
$4,055	Hudson Yards Infrastructure Corp., NY, (FGIC), 5.00%, 2/15/47	$3,699,458
		$3,699,458
Insured-Other Revenue — 0.3%
$4,210	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/34	$739,192
		$739,192
Insured-Special Tax Revenue — 4.0%
$4,100	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	$3,668,106
37,800	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	2,165,562
6,160	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	680,742
12,215	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	1,271,093
7,685	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	753,361
		$8,538,864
Insured-Student Loan — 1.2%
$2,905	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	$2,497,893
		$2,497,893
Insured-Transportation — 24.8%
$12,425	Alameda, CA, Corridor Transportation Authority, (MBIA), 0.00%, 10/1/33	$2,598,192
3,500	Chicago, IL, O’Hare International Airport, (AMBAC), (AMT), 5.375%, 1/1/32	3,295,950
2,500	Dallas-Fort Worth, TX, International Airport Facility Improvements Corp., (FGIC), (AMT), 5.50%, 11/1/20	2,503,325
4,930	Dallas-Fort Worth, TX, International Airport, (FGIC), (AMT), 5.75%, 11/1/30	4,825,681
4,500	Dallas-Fort Worth, TX, International Airport, (FGIC), (AMT), 6.125%, 11/1/35	4,524,660
5,500	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40	4,421,120
6,600	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/39	813,384
25,500	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 3/1/36	4,027,215
7,000	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.00%, 1/1/37	6,631,590
9,820	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (1)	9,641,963
7,000	San Antonio, TX, Airport System, (FGIC), (AMT), 5.25%, 7/1/21 (4)	6,809,810
1,625	San Antonio, TX, Airport System, (FSA), 5.00%, 7/1/32	1,490,109
1,625	San Antonio, TX, Airport System, (FSA), 5.25%, 7/1/32	1,547,715
		$53,130,714

Nursing Home — 0.9%
$2,000	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	$2,013,920
		$2,013,920
Other Revenue — 22.9%
$42,190	Buckeye, OH, Tobacco Settlement Financing Authority, 0.00%, 6/1/47	$2,239,867
1,955	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	1,990,405
3,160	Golden State Tobacco Securitization Corp., CA, Prerefunded to 6/1/13, 6.75%, 6/1/39	3,595,258
1,535	Main Street National Gas Inc., GA, Gas Project Revenue, 5.50%, 9/15/27	1,335,849
6,700	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	6,214,116
1,500	Mohegan Tribe Indians, CT, Gaming Authority, (Public Improvements), 6.25%, 1/1/21 (2)	1,455,480
2,300	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	142,715
195	Otero County, NM, Jail Project, 5.50%, 4/1/13	188,243
360	Otero County, NM, Jail Project, 5.75%, 4/1/18	340,096
100	Otero County, NM, Jail Project, 6.00%, 4/1/23	92,918
110	Otero County, NM, Jail Project, 6.00%, 4/1/28	98,276
19,500	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (1)	20,231,640
2,901	Santa Fe, NM, (Crow Hobbs), 8.50%, 9/1/16	2,920,408
2,000	Seminole Tribe, FL, Special Obligation Revenue, 5.25%, 10/1/27 (2)	1,764,420
1,365	Seminole Tribe, FL, Special Obligation Revenue, 5.50%, 10/1/24 (2)	1,267,170
6,905	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	413,817
3,000	Tobacco Settlement Financing Corp., VA, Prerefunded to 6/1/15, 5.625%, 6/1/37 (1)	3,303,580
1,415	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26 (2)	1,227,810
410	Willacy County, TX, Local Government Corp., 6.00%, 9/1/10	406,704
		$49,228,772
Senior Living/Life Care — 5.2%
$3,210	Cliff House Trust, PA, (AMT), 6.625%, 6/1/27 (5)	$2,034,562
1,155	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	983,425
1,295	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	1,083,229
3,240	Logan County, CO, Industrial Development Revenue, (TLC Care Choices, Inc.), 6.875%, 12/1/23 (6)	2,394,328
700	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.75%, 11/15/35	596,120
4,895	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.75%, 11/15/42	4,114,296
		$11,205,960
Special Tax Revenue — 3.0%
$3,280	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	$3,222,633
190	Longleaf, FL, Community Development District, 6.20%, 5/1/09	189,439
1,150	New Jersey Economic Development Finance Authority, (Cigarette Tax), 5.50%, 6/15/24	1,077,009
2,115	New Jersey Economic Development Finance Authority, (Cigarette Tax), 5.75%, 6/15/29	1,984,124
		$6,473,205
Transportation — 5.4%
$1,500	Augusta, GA, (AMT), 5.35%, 1/1/28	$1,313,610
915	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/25	813,334
2,670	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/37	2,259,247
7,500	Kent County, MI, Airport Facility, 5.00%, 1/1/25 (1)	7,259,025
		$11,645,216
Water and Sewer — 1.2%
$3,405	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$2,607,992
		$2,607,992
Total Tax-Exempt Investments — 172.4% (identified cost $389,552,521)		$370,113,434

Auction-Rate Securities — 8.9%

Principal
Amount
(000’s omitted)	Security	Value
$5,000	Colorado Health Facilities Authority, (Poudre Valley Health Care, Inc.), (FSA), Variable Rate, 10.55%, 3/1/40 (7)	$5,000,000
2,125	E-470 Public Highway Authority, CO, (MBIA), Variable Rate, 11.95%, 9/1/39 (7)	2,125,000
2,000	Medford, OR, Hospital Facilities Authority, (Asante Health System), (MBIA), Variable Rate, 9.50%, 8/15/29 (7)	2,000,000
5,000	New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), Variable Rate, 10.00%, 10/1/25 (7)	5,000,000
1,950	Oregon Health and Science University, (MBIA), Variable Rate, 10.00%, 7/1/28 (7)	1,950,000
3,000	South Carolina Jobs Economic Development Authority, (FSA), Variable Rate, 9.50%, 8/1/35 (7)	3,000,000
Total Auction-Rate Securities — 8.9% (identified cost $19,075,000)		$19,075,000
Total Investments — 181.3% (identified cost $408,627,521)		$389,188,434
Other Assets, Less Liabilities — (20.3)%		$(43,510,768)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (61.0)%		$(131,031,539)
Net Assets Applicable to Common Shares — 100.0%		$214,646,127

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

At February 29, 2008, the concentration of the Trust’s investments in the various states, determined as a percentage of net assets, is as follows:

Puerto Rico	23.0%
Texas	21.3%
California	13.8%
Colorado	12.3%
New York	11.7%
Others, representing less than 10% individually	99.2%

The Trust invests primarily in debt securities issued by municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at February 29, 2008, 32.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 10.1% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At February 29, 2008, the aggregate value of the securities is $28,266,813 or 13.2% of the Trust’s net assets applicable to common shares.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 29, 2008.

(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)	Security is in default with respect to scheduled principal payments.

(6)	Security is in default and making only partial interest payments.

(7)	Security is subject to redemption at each auction date. The stated interest represents the rate in effect at February 29, 2008.

A summary of obligations under these financial instruments at February 29, 2008 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/08	750 U.S. Treasury Bond	Short	$(85,913,391)	$(88,968,750)	$(3,055,359)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$15,000,000	4.003%	SIFMA Municipal Swap Index	July 24, 2008/ July 24, 2038	$(67,394)
Lehman Brothers, Inc.	$10,950,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(59,192)
Merrill Lynch Capital Services, Inc.	$7,500,000	4.903%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$12,304
Morgan Stanley Capital Services, Inc.	$7,500,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$(569,389)
					$(683,671)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At February 29, 2008, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 29, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$355,346,590
Gross unrealized appreciation	$5,862,846
Gross unrealized depreciation	(26,296,002)
Net unrealized depreciation	$(20,433,156)

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective December 1, 2007.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At February 29, 2008, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$0	$(3,055,359)
Level 2	Other Significant Observable Inputs	389,188,434	(683,671)
Level 3	Significant Unobservable Inputs	0	0
Total		$389,188,434	$(3,739,030)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust held no investments or other financial instruments as of November 30, 2007 whose fair value was determined using Level 3 inputs.

The Trust generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security. The Trust’s investments in interest rate swaps are normally valued using valuations provided by a pricing vendor.  Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of a swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. The Trust’s investments in futures contracts are valued based on the closing price on the primary exchange on which such contracts trade.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Robert B MacIntosh
Robert B. MacIntosh
President

Date:	April 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B MacIntosh
Robert B. MacIntosh
President

Date:	April 18, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	April 18, 2008